CONSOLIDATED STATEMENTS OF CASH FLOWS (PARENTHETICAL) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock issuance cost			$ 201
Net fair value of assets acquired and liabilities assumed:
Redeemable non-controlling interest	$ (1,533)
Total payments for acquisition, net of cash acquired	385
Aimetis [Member]
Net fair value of assets acquired and liabilities assumed:
Net assets (liabilities) (excluding cash and cash equivalents)			(293)
Adjustment to deferred revenue			671
Contingent consideration			(82)
Deferred tax liability, net			(562)
Goodwill			7,859
Total payments for acquisition, net of cash acquired			12,113
Aimetis [Member] | Customer Relationships [Member]
Net fair value of assets acquired and liabilities assumed:
Intangible assets			761
Aimetis [Member] | Technology [Member]
Net fair value of assets acquired and liabilities assumed:
Intangible assets			3,759
ESC BAZ Ltd. [Member]
Net fair value of assets acquired and liabilities assumed:
Net assets (liabilities) (excluding cash and cash equivalents)	1,222
Adjustment to deferred revenue	20
Deferred tax liability, net	(80)
Goodwill	255
Redeemable non-controlling interest	(1,533)
Total payments for acquisition, net of cash acquired	385
ESC BAZ Ltd. [Member] | Customer Relationships [Member]
Net fair value of assets acquired and liabilities assumed:
Intangible assets	164
ESC BAZ Ltd. [Member] | Technology [Member]
Net fair value of assets acquired and liabilities assumed:
Intangible assets	190
ESC BAZ Ltd. [Member] | Backlog [Member]
Net fair value of assets acquired and liabilities assumed:
Intangible assets	$ 147